Condensed Consolidated Statement of Shareholders' Equity (Deficit) (Unaudited) - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Series AA Preferred Stock [Member] Preferred Stock [Member]	Series NC Preferred Stock [Member] Preferred Stock [Member]	Series M Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Contributed Capital [Member]	AOCI Attributable to Parent [Member]	Total
Balance,value at Sep. 30, 2023	$ 40	$ 0	$ 2	$ 3	$ 352	$ 13,908,141	$ (19,748,863)	$ 736,326		$ (5,104,000)
Balance, shares at Sep. 30, 2023	409,551	34	15,007	29,338	3,506,366
Common Shares issued for Cash					$ 2	22,724				22,726
Common Shares issued for Cash, shares					16,710
Common Shares issued for Cash					$ 4	46,088				46,091
Common Shares issued for Cash, shares					35,785
Common Shares issued for Cash					$ 3	38,202				38,205
Common Shares issued for Cash, shares					31,732
Common Shares issued for Cash					$ 3	32,626				32,629
Common Shares issued for Cash, shares					33,989
Common Shares issued for Cash					$ 4	38,097				38,101
Common Shares issued for Cash, shares					43,297
Common Shares issued for Cash					$ 8	34,535				34,543
Common Shares issued for Cash, shares					82,686
Net Income (Loss)							(349,760)			(349,760)
Balance,value at Dec. 31, 2023	$ 40	$ 0		$ 3	$ 376	14,120,412	(20,098,623)	736,326		(5,241,463)
Balance, shares at Dec. 31, 2023	409,551	34	15,007	29,338	3,750,565
Balance,value at Sep. 30, 2023	$ 40	$ 0	$ 2	$ 3	$ 352	13,908,141	(19,748,863)	736,326		(5,104,000)
Balance, shares at Sep. 30, 2023	409,551	34	15,007	29,338	3,506,366
Net Income (Loss)										(867,252)
Balance,value at Sep. 30, 2024	$ 1,011	$ 0			$ 527	14,684,216	(20,616,114)	736,326		(5,194,029)
Balance, shares at Sep. 30, 2024	10,123,771	34	15,007	29,338	5,258,235
Balance,value at Dec. 31, 2023	$ 40	$ 0		$ 3	$ 376	14,120,412	(20,098,623)	736,326		(5,241,463)
Balance, shares at Dec. 31, 2023	409,551	34	15,007	29,338	3,750,565
Common Shares issued for Cash					$ 9	39,629				39,638
Common Shares issued for Cash, shares					94,883
Common Shares issued for Cash					$ 8	44,288				44,297
Common Shares issued for Cash, shares					82,643
Common Shares issued for Cash					$ 4	19,609				19,614
Common Shares issued for Cash, shares					40,229
Common Shares issued for Cash					$ 5	32,356				32,362
Common Shares issued for Cash, shares					52,569
Common Shares issued for Cash					$ 4	25,278				25,282
Common Shares issued for Cash, shares					44,503
Common Shares issued for Cash					$ 5	26,776				26,781
Common Shares issued for Cash, shares					49,230
Net Income (Loss)							(122,473)			(122,473)
Balance,value at Mar. 31, 2024	$ 40	$ 0		$ 3	$ 413	14,308,349	(20,221,096)	736,326		(5,175,963)
Balance, shares at Mar. 31, 2024	409,551	34	15,007	29,338	4,114,622
Common Shares issued for Cash					$ 5	25,321				25,326
Common Shares issued for Cash, shares					52,763
Common Shares issued for Cash					$ 7	29,993				30,000
Common Shares issued for Cash, shares					68,185
Common Shares issued for Cash					$ 6	29,994				30,000
Common Shares issued for Cash, shares					62,207
Common Shares issued for Cash					$ 8	49,992				50,000
Common Shares issued for Cash, shares					75,301
Net Income (Loss)							(130,120)			(130,120)
Preferred Shares Issued for Services	$ 2					13,042				13,044
Preferred Shares Issued for Services, shares	20,068
Balance,value at Jun. 30, 2024	$ 42	$ 0		$ 3	$ 439	14,456,692	(20,351,216)	736,326		(5,157,712)
Balance, shares at Jun. 30, 2024	429,619	34	15,007	29,338	4,373,078
Common Shares issued for Cash					$ 14	28,112				28,126
Common Shares issued for Cash, shares					135,242
Net Income (Loss)							(264,899)			(264,899)
Preferred Shares Distributed as dividend	$ 969					(969)				0
Preferred Shares Distributed as dividend, shares	9,694,152
Common Shares issued for Financing Expenses					$ 50	145,450				145,500
Common Shares issued for Financing Expenses, shares					500,000
Common Shares issued for services					$ 25	54,931				54,956
Common Shares issued for services, shares					249,915
Balance,value at Sep. 30, 2024	$ 1,011	$ 0			$ 527	$ 14,684,216	$ (20,616,114)	$ 736,326		$ (5,194,029)
Balance, shares at Sep. 30, 2024	10,123,771	34	15,007	29,338	5,258,235